Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of earnings per share [Abstract]
Profit for the year	$ 11,138	$ 81,999	$ 87,045
Basic earnings per share	$ 0.28	$ 2.09	$ 2.23
Diluted earnings per share	$ 0.28	$ 2.08	$ 2.22
Weighted average of common shares outstanding - applicable to basic EPS	39,543	39,311	39,085
Effect of diluted securities:
Stock options and restricted stock units plans	0	18	125
Adjusted weighted average of common shares outstanding applicable to diluted EPS	39,543	39,329	39,210